Right-of-use assets and associated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right of use and associated liabilities [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]

MOVEMENTS (Million euro)	LAND	BUILDINGS	VEHICLES	PLANT AND MACHINERY	OFFICE EQUIPMENT AND OTHER	TOTAL
BALANCE AT 12/31/2022	13	77	61	29	3	183
Additions	2	16	34	30	5	87
Disposals	2	3	1	(2)	(1)	3
Transfers and other	(2)	6	—	(2)	—	2
Depreciation/amortization	(1)	(15)	(27)	(20)	(2)	(65)
Scope changes	(2)	(4)	(5)	(1)	—	(12)
Foreign exchange effect	—	—	(1)	(1)	—	(2)
BALANCE AT 12/31/2023	12	83	63	33	5	196
Additions	26	25	61	27	4	143
Disposals	—	(7)	(4)	(6)	—	(17)
Transfers and other	—	1	1	4	(1)	5
Depreciation/amortization	(4)	(24)	(41)	(20)	(4)	(93)
Scope changes	(3)	—	—	—	—	(3)
Foreign exchange effect	1	2	3	1	—	7
BALANCE AT 12/31/2024	32	80	83	39	4	238

Disclosure of movements in lease liabilities [Text Block]

LEASE LIABILITIES
BALANCE AT 12/31/2022	184
Additions under new leases	97
Associated financial expenses	14
Payments	(87)
Foreign exchange effect	(1)
Consolidation scope changes and other	(7)
BALANCE AT 12/31/2023	200
Additions under new leases	143
Associated financial expenses	12
Payments	(104)
Foreign exchange effect	7
Consolidation scope changes and other	(13)
BALANCE AT 12/31/2024	245
Short-term lease liabilities 2024	80
Long-term lease liabilities 2024	165

Disclosure of maturity analysis of operating lease payments [text block]

	2025	2026	2027	2028	2029	2030 and beyond	TOTAL
Corporation	3	3	3	3	3	11	26
Construction	68	44	27	14	8	24	185
Toll Roads	2	2	—	—	—	—	4
Other	7	4	1	—	—	18	30
TOTAL LEASE LIABILITIES	80	53	31	17	11	53	245